Annual Total Returns - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Enhanced High Yield ETF - Fidelity Enhanced High Yield ETF
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 12, 2018
Annual Return 2019	17.54%
Annual Return 2020	10.64%
Annual Return 2021	4.69%
Annual Return 2022	(11.58%)
Annual Return 2023	11.64%